Employee Cost - Warrant Activity - Additional Information (Detail) - Warrants [member]	Dec. 31, 2021 € / shares
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 145.50